Restructuring, Repositioning, And Efficiency (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended						57 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Net costs recognized, related to restructuring, repositioning, and efficiency activities			$ 26,900,000		$ 17,200,000		$ 51,900,000
Exit costs			18,600,000		9,500,000		12,400,000
Goodwill, impairment	10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]
Gain (loss) on divestitures							9,200,000
Contract cancellation charge			9,000,000				13,400,000
Other asset impairment charges					4,100,000				40,492,000
FTN Equity Capital Markets [Member]
Goodwill, impairment		3,300,000			3,300,000		14,300,000
First Horizon Msaver, Inc. [Member]
Gain on divestiture reflected in Income/(loss) from discontinued operations, net of tax			9,400,000
Atlanta Insurance Business Sale [Member]
Goodwill, impairment							2,300,000
Expense [Member]
Severance and other employee costs			16,614,000		5,638,000		5,612,000
Other asset impairment charges					$ 267,000		$ 10,124,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.